COMMITMENTS AND CONTINGENCIES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Accrued litigation provision	$ 1,002,284	$ 1,653,032
De-recognition of previously accrued litigation provision	$ 584,008
Rollforward of the accrued litigation provision
Restriction on foreign ownership in internet content and other value-added telecommunication service, maximum percentage	50.00%
Percentage of shares used as threshold in defining "actual control"	50.00%
Percentage of voting rights used as threshold in defining "actual control"	50.00%
Percentage of seats on the board or other equivalent decision making bodies used as threshold in defining "actual control"	50.00%
Alleged copyright infringement
Rollforward of the accrued litigation provision
At beginning of year	$ 1,653,032	2,079,671	$ 2,077,753
Current year additions (reversals)	(584,008)	(333,485)	141,912
Payments during the year	(66,740)	(93,154)	(139,994)
Balance at end of year	1,002,284	1,653,032	2,079,671
Unasserted claims
Rollforward of the accrued litigation provision
At beginning of year	0	0
Balance at end of year	$ 0	$ 0	$ 0